Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) (Parenthetical)	Apr. 17, 2025
Consolidated Interim Statements Of Loss And Comprehensive Loss Unaudited
Reverse stock split	one (1) for five hundreds (500) reverse stock split